Organization (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net cash provided by operating activities	¥ 1,214,774	$ 176,679	¥ 2,284,077	¥ 924,388
Net cash used in investing activities	(6,468)	(938)	(2,941,921)	(337,051)
Net cash provided by (used in) financing activities	(686,883)	(99,903)	2,205,523	458,614
VIE
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net cash provided by operating activities	1,204,835	175,236	2,284,077	924,388
Net cash used in investing activities	(9,916)	(1,442)	(2,941,921)	(337,051)
Net cash provided by (used in) financing activities	¥ (998,814)	$ (145,271)	¥ 2,205,523	¥ 458,614